Shareholder Report	12 Months Ended
May 31, 2024 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Columbia Funds Series Trust II
Entity Central Index Key	0001352280
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2024
Columbia High Yield Bond Fund (Class A)
Shareholder Report [Line Items]
Fund Name	Columbia High Yield Bond Fund
Class Name	Class A
Trading Symbol	INEAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia High Yield Bond Fund (the Fund) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 103	0.98%

Expenses Paid, Amount	$ 103
Expense Ratio, Percent	0.98%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
Top Performance Contributors
Allocations
| Positive contributions to the Fund’s performance relative to the benchmark were driven by underweight exposure to industries such as telecom, cable and satellite TV, and tech hardware and equipment. Additionally, an overweight to the insurance brokerage sector benefited performance.
Security selection
| Security selection was the primary driver of positive relative performance, with contributions coming from an overweight to a large satellite TV provider, avoiding a wirelines company, an overweight to a consumer-related food products manufacturer and distributor, and an underweight to a technology communications company.
Top Performance Detractors
Allocations
| Negative relative Fund performance came from an overweight to the electric generation industry along with underweights to departments stores and banking.
Security selection
| Relative detractors in security selection came from an underweight to a pharmaceuticals company, an overweight to an infrastructure software company, and having zero exposure to a health care company.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class A (excluding sales charges)	10.12	3.76	3.70
Class A (including sales charges)	4.93	2.78	3.21
ICE BofA US Cash Pay High Yield Constrained Index	11.10	4.01	4.19
Bloomberg U.S. Aggregate Bond Index	1.31	(0.17)	1.26

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 1,382,302,917
Holdings Count | Holdings	421
Advisory Fees Paid, Amount	$ 8,276,859
Investment Company, Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]
Key Fund
Statistics
Fund net assets	$ 1,382,302,917
Total number of portfolio holdings	421
Management services fees (represents 0.63% of Fund average net assets)	$ 8,276,859
Portfolio turnover for the reporting period	36%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the average rating of Moody’s, S&P and Fitch. When ratings are available from only two rating agencies, the average of the two rating is used. When a rating is available from only one rating agency, that rating is used. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings
assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Top Holdings
HUB International, Ltd. 06/15/2030 7.250%	0.9%
NextEra Energy Partners LP 06/15/2026 2.500%	0.8%
Clearway Energy Operating LLC 02/15/2031 3.750%	0.8%
NRG Energy, Inc. 06/15/2029 5.250%	0.7%
Uber Technologies, Inc. 08/15/2029 4.500%	0.7%
H&E Equipment Services, Inc. 12/15/2028 3.875%	0.7%
CCO Holdings LLC/Capital Corp. 03/01/2030 4.750%	0.7%
American Airlines, Inc./AAdvantage Loyalty IP Ltd. 04/20/2026 5.500%	0.7%
Mozart Debt Merger Sub, Inc. 10/01/2029 5.250%	0.6%
Colgate Energy Partners III LLC 07/01/2029 5.875%	0.6%
Asset Categories
Credit Quality

Largest Holdings [Text Block]
Top Holdings
HUB International, Ltd. 06/15/2030 7.250%	0.9%
NextEra Energy Partners LP 06/15/2026 2.500%	0.8%
Clearway Energy Operating LLC 02/15/2031 3.750%	0.8%
NRG Energy, Inc. 06/15/2029 5.250%	0.7%
Uber Technologies, Inc. 08/15/2029 4.500%	0.7%
H&E Equipment Services, Inc. 12/15/2028 3.875%	0.7%
CCO Holdings LLC/Capital Corp. 03/01/2030 4.750%	0.7%
American Airlines, Inc./AAdvantage Loyalty IP Ltd. 04/20/2026 5.500%	0.7%
Mozart Debt Merger Sub, Inc. 10/01/2029 5.250%	0.6%
Colgate Energy Partners III LLC 07/01/2029 5.875%	0.6%

Columbia High Yield Bond Fund (Advisor Class)
Shareholder Report [Line Items]
Fund Name	Columbia High Yield Bond Fund
Class Name	Advisor Class
Trading Symbol	CYLRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia High Yield Bond Fund (the Fund) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$ 77	0.73%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	0.73%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
Top Performance Contributors
Allocations
| Positive contributions to the Fund’s performance relative to the benchmark were driven by underweight exposure to industries such as telecom, cable and satellite TV, and tech hardware and equipment. Additionally, an overweight to the insurance brokerage sector benefited performance.
Security selection
| Security selection was the primary driver of positive relative performance, with contributions coming from an overweight to a large satellite TV provider, avoiding a wirelines company, an overweight to a consumer-related food products manufacturer and distributor, and an underweight to a technology communications company.
Top Performance Detractors
Allocations
| Negative relative Fund performance came from an overweight to the electric generation industry along with underweights to departments stores and banking.
Security selection
| Relative detractors in security selection came from an underweight to a pharmaceuticals company, an overweight to an infrastructure software company, and having zero exposure to a health care company.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Advisor Class	10.37	4.07	3.95
ICE BofA US Cash Pay High Yield Constrained Index	11.10	4.01	4.19
Bloomberg U.S. Aggregate Bond Index	1.31	(0.17)	1.26

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 1,382,302,917
Holdings Count | Holdings	421
Advisory Fees Paid, Amount	$ 8,276,859
Investment Company, Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]
Key Fund
Statistics
Fund net assets	$ 1,382,302,917
Total number of portfolio holdings	421
Management services fees (represents 0.63% of Fund average net assets)	$ 8,276,859
Portfolio turnover for the reporting period	36%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the average rating of Moody’s, S&P and Fitch. When ratings are available from only two rating agencies, the average of the two rating is used. When a rating is available from only one rating agency, that rating is used. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality
ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Top Holdings
HUB International, Ltd. 06/15/2030 7.250%	0.9%
NextEra Energy Partners LP 06/15/2026 2.500%	0.8%
Clearway Energy Operating LLC 02/15/2031 3.750%	0.8%
NRG Energy, Inc. 06/15/2029 5.250%	0.7%
Uber Technologies, Inc. 08/15/2029 4.500%	0.7%
H&E Equipment Services, Inc. 12/15/2028 3.875%	0.7%
CCO Holdings LLC/Capital Corp. 03/01/2030 4.750%	0.7%
American Airlines, Inc./AAdvantage Loyalty IP Ltd. 04/20/2026 5.500%	0.7%
Mozart Debt Merger Sub, Inc. 10/01/2029 5.250%	0.6%
Colgate Energy Partners III LLC 07/01/2029 5.875%	0.6%
Asset Categories
Credit Quality

Largest Holdings [Text Block]
Top Holdings
HUB International, Ltd. 06/15/2030 7.250%	0.9%
NextEra Energy Partners LP 06/15/2026 2.500%	0.8%
Clearway Energy Operating LLC 02/15/2031 3.750%	0.8%
NRG Energy, Inc. 06/15/2029 5.250%	0.7%
Uber Technologies, Inc. 08/15/2029 4.500%	0.7%
H&E Equipment Services, Inc. 12/15/2028 3.875%	0.7%
CCO Holdings LLC/Capital Corp. 03/01/2030 4.750%	0.7%
American Airlines, Inc./AAdvantage Loyalty IP Ltd. 04/20/2026 5.500%	0.7%
Mozart Debt Merger Sub, Inc. 10/01/2029 5.250%	0.6%
Colgate Energy Partners III LLC 07/01/2029 5.875%	0.6%

Columbia High Yield Bond Fund (Class C)
Shareholder Report [Line Items]
Fund Name	Columbia High Yield Bond Fund
Class Name	Class C
Trading Symbol	APECX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia High Yield Bond Fund (the Fund) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 181	1.73%

Expenses Paid, Amount	$ 181
Expense Ratio, Percent	1.73%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
Top Performance Contributors
Allocations
| Positive contributions to the Fund’s performance relative to the benchmark were driven by underweight exposure to industries such as telecom, cable and satellite TV, and tech hardware and equipment. Additionally, an overweight to the insurance brokerage sector benefited performance.
Security selection
| Security selection was the primary driver of positive relative performance, with contributions coming from an overweight to a large satellite TV provider, avoiding a wirelines company, an overweight to a consumer-related food products manufacturer and distributor, and an underweight to a technology communications company.
Top Performance Detractors
Allocations
| Negative relative Fund performance came from an overweight to the electric generation industry along with underweights to departments stores and banking.
Security selection
| Relative detractors in security selection came from an underweight to a pharmaceuticals company, an overweight to an infrastructure software company, and having zero exposure to a health care company.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class C (excluding sales charges)	9.22	3.00	2.93
Class C (including sales charges)	8.22	3.00	2.93
ICE BofA US Cash Pay High Yield Constrained Index	11.10	4.01	4.19
Bloomberg U.S. Aggregate Bond Index	1.31	(0.17)	1.26

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 1,382,302,917
Holdings Count | Holdings	421
Advisory Fees Paid, Amount	$ 8,276,859
Investment Company, Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]
Key Fund
Statistics
Fund net assets	$ 1,382,302,917
Total number of portfolio holdings	421
Management services fees (represents 0.63% of Fund average net assets)	$ 8,276,859
Portfolio turnover for the reporting period	36%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit
quality, determined by using the average rating of Moody’s, S&P and Fitch. When ratings are available from only two rating agencies, the average of the two rating is used. When a rating is available from only one rating agency, that rating is used. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Top Holdings
HUB International, Ltd. 06/15/2030 7.250%	0.9%
NextEra Energy Partners LP 06/15/2026 2.500%	0.8%
Clearway Energy Operating LLC 02/15/2031 3.750%	0.8%
NRG Energy, Inc. 06/15/2029 5.250%	0.7%
Uber Technologies, Inc. 08/15/2029 4.500%	0.7%
H&E Equipment Services, Inc. 12/15/2028 3.875%	0.7%
CCO Holdings LLC/Capital Corp. 03/01/2030 4.750%	0.7%
American Airlines, Inc./AAdvantage Loyalty IP Ltd. 04/20/2026 5.500%	0.7%
Mozart Debt Merger Sub, Inc. 10/01/2029 5.250%	0.6%
Colgate Energy Partners III LLC 07/01/2029 5.875%	0.6%
Asset Categories
Credit Quality

Largest Holdings [Text Block]
Top Holdings
HUB International, Ltd. 06/15/2030 7.250%	0.9%
NextEra Energy Partners LP 06/15/2026 2.500%	0.8%
Clearway Energy Operating LLC 02/15/2031 3.750%	0.8%
NRG Energy, Inc. 06/15/2029 5.250%	0.7%
Uber Technologies, Inc. 08/15/2029 4.500%	0.7%
H&E Equipment Services, Inc. 12/15/2028 3.875%	0.7%
CCO Holdings LLC/Capital Corp. 03/01/2030 4.750%	0.7%
American Airlines, Inc./AAdvantage Loyalty IP Ltd. 04/20/2026 5.500%	0.7%
Mozart Debt Merger Sub, Inc. 10/01/2029 5.250%	0.6%
Colgate Energy Partners III LLC 07/01/2029 5.875%	0.6%

Columbia High Yield Bond Fund (Institutional Class)
Shareholder Report [Line Items]
Fund Name	Columbia High Yield Bond Fund
Class Name	Institutional Class
Trading Symbol	CHYZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia High Yield Bond Fund (the Fund) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$ 77	0.73%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	0.73%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
Top Performance Contributors
Allocations
| Positive contributions to the Fund’s performance relative to the benchmark were driven by underweight exposure to industries such as telecom, cable and satellite TV, and tech hardware and equipment. Additionally, an overweight to the insurance brokerage sector benefited performance.
Security selection
| Security selection was the primary driver of positive relative performance, with contributions coming from an overweight to a large satellite TV provider, avoiding a wirelines company, an overweight to a consumer-related food products manufacturer and distributor, and an underweight to a technology communications company.
Top Performance Detractors
Allocations
| Negative relative Fund performance came from an overweight to the electric generation industry along with underweights to departments stores and banking.
Security selection
| Relative detractors in security selection came from an underweight to a pharmaceuticals company, an overweight to an infrastructure software company, and having zero exposure to a health care company.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional Class	10.29	4.00	3.95
ICE BofA US Cash Pay High Yield Constrained Index	11.10	4.01	4.19
Bloomberg U.S. Aggregate Bond Index	1.31	(0.17)	1.26

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 1,382,302,917
Holdings Count | Holdings	421
Advisory Fees Paid, Amount	$ 8,276,859
Investment Company, Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]
Key Fund
Statistics
Fund net assets	$ 1,382,302,917
Total number of portfolio holdings	421
Management services fees (represents 0.63% of Fund average net assets)	$ 8,276,859
Portfolio turnover for the reporting period	36%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the average rating of Moody’s, S&P and Fitch. When ratings are available from only two rating agencies, the average of the two rating is used. When a rating is available from only one rating agency, that rating is used. When a bond is not rated by any rating agency, it is designated as “Not rated.”
Credit
quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Top Holdings
HUB International, Ltd. 06/15/2030 7.250%	0.9%
NextEra Energy Partners LP 06/15/2026 2.500%	0.8%
Clearway Energy Operating LLC 02/15/2031 3.750%	0.8%
NRG Energy, Inc. 06/15/2029 5.250%	0.7%
Uber Technologies, Inc. 08/15/2029 4.500%	0.7%
H&E Equipment Services, Inc. 12/15/2028 3.875%	0.7%
CCO Holdings LLC/Capital Corp. 03/01/2030 4.750%	0.7%
American Airlines, Inc./AAdvantage Loyalty IP Ltd. 04/20/2026 5.500%	0.7%
Mozart Debt Merger Sub, Inc. 10/01/2029 5.250%	0.6%
Colgate Energy Partners III LLC 07/01/2029 5.875%	0.6%
Asset Categories
Credit Quality

Largest Holdings [Text Block]
Top Holdings
HUB International, Ltd. 06/15/2030 7.250%	0.9%
NextEra Energy Partners LP 06/15/2026 2.500%	0.8%
Clearway Energy Operating LLC 02/15/2031 3.750%	0.8%
NRG Energy, Inc. 06/15/2029 5.250%	0.7%
Uber Technologies, Inc. 08/15/2029 4.500%	0.7%
H&E Equipment Services, Inc. 12/15/2028 3.875%	0.7%
CCO Holdings LLC/Capital Corp. 03/01/2030 4.750%	0.7%
American Airlines, Inc./AAdvantage Loyalty IP Ltd. 04/20/2026 5.500%	0.7%
Mozart Debt Merger Sub, Inc. 10/01/2029 5.250%	0.6%
Colgate Energy Partners III LLC 07/01/2029 5.875%	0.6%

Columbia High Yield Bond Fund (Institutional 2 Class)
Shareholder Report [Line Items]
Fund Name	Columbia High Yield Bond Fund
Class Name	Institutional 2 Class
Trading Symbol	RSHRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia High Yield Bond Fund (the Fund) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional 2 Class	$ 69	0.66%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	0.66%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
Top Performance Contributors
Allocations
| Positive contributions to the Fund’s performance relative to the benchmark were driven by underweight exposure to industries such as telecom, cable and satellite TV, and tech hardware and equipment. Additionally, an overweight to the insurance brokerage sector benefited performance.
Security selection
| Security selection was the primary driver of positive relative performance, with contributions coming from an overweight to a large satellite TV provider, avoiding a wirelines company, an overweight to a consumer-related food products manufacturer and distributor, and an underweight to a technology communications company.
Top Performance Detractors
Allocations
| Negative relative Fund performance came from an overweight to the electric generation industry along with underweights to departments stores and banking.
Security selection
| Relative detractors in security selection came from an underweight to a pharmaceuticals company, an overweight to an infrastructure software company, and having zero exposure to a health care company.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 2 Class	10.38	4.09	4.01
ICE BofA US Cash Pay High Yield Constrained Index	11.10	4.01	4.19
Bloomberg U.S. Aggregate Bond Index	1.31	(0.17)	1.26

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 1,382,302,917
Holdings Count | Holdings	421
Advisory Fees Paid, Amount	$ 8,276,859
Investment Company, Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]
Key Fund
Statistics
Fund net assets	$ 1,382,302,917
Total number of portfolio holdings	421
Management services fees (represents 0.63% of Fund average net assets)	$ 8,276,859
Portfolio turnover for the reporting period	36%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the average rating of Moody’s, S&P and Fitch. When ratings are available from only two rating agencies, the average of the two rating is used. When a rating is available from only one rating agency, that rating is used. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including
daily.
Top Holdings
HUB International, Ltd. 06/15/2030 7.250%	0.9%
NextEra Energy Partners LP 06/15/2026 2.500%	0.8%
Clearway Energy Operating LLC 02/15/2031 3.750%	0.8%
NRG Energy, Inc. 06/15/2029 5.250%	0.7%
Uber Technologies, Inc. 08/15/2029 4.500%	0.7%
H&E Equipment Services, Inc. 12/15/2028 3.875%	0.7%
CCO Holdings LLC/Capital Corp. 03/01/2030 4.750%	0.7%
American Airlines, Inc./AAdvantage Loyalty IP Ltd. 04/20/2026 5.500%	0.7%
Mozart Debt Merger Sub, Inc. 10/01/2029 5.250%	0.6%
Colgate Energy Partners III LLC 07/01/2029 5.875%	0.6%
Asset Categories
Credit Quality

Largest Holdings [Text Block]
Top Holdings
HUB International, Ltd. 06/15/2030 7.250%	0.9%
NextEra Energy Partners LP 06/15/2026 2.500%	0.8%
Clearway Energy Operating LLC 02/15/2031 3.750%	0.8%
NRG Energy, Inc. 06/15/2029 5.250%	0.7%
Uber Technologies, Inc. 08/15/2029 4.500%	0.7%
H&E Equipment Services, Inc. 12/15/2028 3.875%	0.7%
CCO Holdings LLC/Capital Corp. 03/01/2030 4.750%	0.7%
American Airlines, Inc./AAdvantage Loyalty IP Ltd. 04/20/2026 5.500%	0.7%
Mozart Debt Merger Sub, Inc. 10/01/2029 5.250%	0.6%
Colgate Energy Partners III LLC 07/01/2029 5.875%	0.6%

Columbia High Yield Bond Fund (Institutional 3 Class)
Shareholder Report [Line Items]
Fund Name	Columbia High Yield Bond Fund
Class Name	Institutional 3 Class
Trading Symbol	CHYYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia High Yield Bond Fund (the Fund) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional 3 Class	$ 64	0.61%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	0.61%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
Top Performance Contributors
Allocations
| Positive contributions to the Fund’s performance relative to the benchmark were driven by underweight exposure to industries such as telecom, cable and satellite TV, and tech hardware and equipment. Additionally, an overweight to the insurance brokerage sector benefited performance.
Security selection
| Security selection was the primary driver of positive relative performance, with contributions coming from an overweight to a large satellite TV provider, avoiding a wirelines company, an overweight to a consumer-related food products manufacturer and distributor, and an underweight to a technology communications company.
Top Performance Detractors
Allocations
| Negative relative Fund performance came from an overweight to the electric generation industry along with underweights to departments stores and banking.
Security selection
| Relative detractors in security selection came from an underweight to a pharmaceuticals company, an overweight to an infrastructure software company, and having zero exposure to a health care company.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 3 Class	10.43	4.18	4.11
ICE BofA US Cash Pay High Yield Constrained Index	11.10	4.01	4.19
Bloomberg U.S. Aggregate Bond Index	1.31	(0.17)	1.26

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 1,382,302,917
Holdings Count | Holdings	421
Advisory Fees Paid, Amount	$ 8,276,859
Investment Company, Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]
Key Fund
Statistics
Fund net assets	$ 1,382,302,917
Total number of portfolio holdings	421
Management services fees (represents 0.63% of Fund average net assets)	$ 8,276,859
Portfolio turnover for the reporting period	36%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the average rating of Moody’s, S&P and Fitch. When ratings are available from only two rating agencies, the average of the two rating is used. When a rating is available from only one rating agency, that rating is used. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Top
Holdings
HUB International, Ltd. 06/15/2030 7.250%	0.9%
NextEra Energy Partners LP 06/15/2026 2.500%	0.8%
Clearway Energy Operating LLC 02/15/2031 3.750%	0.8%
NRG Energy, Inc. 06/15/2029 5.250%	0.7%
Uber Technologies, Inc. 08/15/2029 4.500%	0.7%
H&E Equipment Services, Inc. 12/15/2028 3.875%	0.7%
CCO Holdings LLC/Capital Corp. 03/01/2030 4.750%	0.7%
American Airlines, Inc./AAdvantage Loyalty IP Ltd. 04/20/2026 5.500%	0.7%
Mozart Debt Merger Sub, Inc. 10/01/2029 5.250%	0.6%
Colgate Energy Partners III LLC 07/01/2029 5.875%	0.6%
Asset Categories
Credit Quality

Largest Holdings [Text Block]
Top
Holdings
HUB International, Ltd. 06/15/2030 7.250%	0.9%
NextEra Energy Partners LP 06/15/2026 2.500%	0.8%
Clearway Energy Operating LLC 02/15/2031 3.750%	0.8%
NRG Energy, Inc. 06/15/2029 5.250%	0.7%
Uber Technologies, Inc. 08/15/2029 4.500%	0.7%
H&E Equipment Services, Inc. 12/15/2028 3.875%	0.7%
CCO Holdings LLC/Capital Corp. 03/01/2030 4.750%	0.7%
American Airlines, Inc./AAdvantage Loyalty IP Ltd. 04/20/2026 5.500%	0.7%
Mozart Debt Merger Sub, Inc. 10/01/2029 5.250%	0.6%
Colgate Energy Partners III LLC 07/01/2029 5.875%	0.6%

Columbia High Yield Bond Fund (Class R)
Shareholder Report [Line Items]
Fund Name	Columbia High Yield Bond Fund
Class Name	Class R
Trading Symbol	CHBRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia High Yield Bond Fund (the Fund) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$ 129	1.23%

Expenses Paid, Amount	$ 129
Expense Ratio, Percent	1.23%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
Top Performance Contributors
Allocations
| Positive contributions to the Fund’s performance relative to the benchmark were driven by underweight exposure to industries such as telecom, cable and satellite TV, and tech hardware and equipment. Additionally, an overweight to the insurance brokerage sector benefited performance.
Security selection
| Security selection was the primary driver of positive relative performance, with contributions coming from an overweight to a large satellite TV provider, avoiding a wirelines company, an overweight to a consumer-related food products manufacturer and distributor, and an underweight to a technology communications company.
Top Performance Detractors
Allocations
| Negative relative Fund performance came from an overweight to the electric generation industry along with underweights to departments stores and banking.
Security selection
| Relative detractors in security selection came from an underweight to a pharmaceuticals company, an overweight to an infrastructure software company, and having zero exposure to a health care company.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class R	9.73	3.49	3.44
ICE BofA US Cash Pay High Yield Constrained Index	11.10	4.01	4.19
Bloomberg U.S. Aggregate Bond Index	1.31	(0.17)	1.26

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 1,382,302,917
Holdings Count | Holdings	421
Advisory Fees Paid, Amount	$ 8,276,859
Investment Company, Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]
Key Fund
Statistics
Fund net assets	$ 1,382,302,917
Total number of portfolio holdings	421
Management services fees (represents 0.63% of Fund average net assets)	$ 8,276,859
Portfolio turnover for the reporting period	36%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the average rating of Moody’s, S&P and Fitch. When ratings are available from only two rating agencies, the average of the two rating is used. When a rating is available from only one rating agency, that rating is used. When a bond is not rated by any rating agency, it is designated as “Not rated.”
Credit
quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Top Holdings
HUB International, Ltd. 06/15/2030 7.250%	0.9%
NextEra Energy Partners LP 06/15/2026 2.500%	0.8%
Clearway Energy Operating LLC 02/15/2031 3.750%	0.8%
NRG Energy, Inc. 06/15/2029 5.250%	0.7%
Uber Technologies, Inc. 08/15/2029 4.500%	0.7%
H&E Equipment Services, Inc. 12/15/2028 3.875%	0.7%
CCO Holdings LLC/Capital Corp. 03/01/2030 4.750%	0.7%
American Airlines, Inc./AAdvantage Loyalty IP Ltd. 04/20/2026 5.500%	0.7%
Mozart Debt Merger Sub, Inc. 10/01/2029 5.250%	0.6%
Colgate Energy Partners III LLC 07/01/2029 5.875%	0.6%
Asset Categories
Credit Quality

Largest Holdings [Text Block]
Top Holdings
HUB International, Ltd. 06/15/2030 7.250%	0.9%
NextEra Energy Partners LP 06/15/2026 2.500%	0.8%
Clearway Energy Operating LLC 02/15/2031 3.750%	0.8%
NRG Energy, Inc. 06/15/2029 5.250%	0.7%
Uber Technologies, Inc. 08/15/2029 4.500%	0.7%
H&E Equipment Services, Inc. 12/15/2028 3.875%	0.7%
CCO Holdings LLC/Capital Corp. 03/01/2030 4.750%	0.7%
American Airlines, Inc./AAdvantage Loyalty IP Ltd. 04/20/2026 5.500%	0.7%
Mozart Debt Merger Sub, Inc. 10/01/2029 5.250%	0.6%
Colgate Energy Partners III LLC 07/01/2029 5.875%	0.6%